Note 32 - Supplemental Cash Flow Information - Components of changes in Non-cash Working Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Accounts receivable and unbilled revenue	$ (92,923)	$ (108,900)
Gas in storage	(601)	538
Prepaid expenses and deposits	(88,184)	(15,534)
Provisions	4,309	(3,501)
Trade and other payables	53,261	90,972
Increase (decrease) in working capital	$ (124,138)	$ (36,425)